CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools
Current receivables and other current assets are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Trade receivables	261,380	232,414
Receivables from financing activities	1,451,158	1,399,997
Current tax receivables	11,616	16,054
Other current assets	130,228	153,183
Total	1,854,382	1,801,648

Disclosure of trade receivables by nature
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2023	2022
	(€ thousand)
Trade receivables due from:
Dealers	122,177	85,696
Sponsorship and commercial activities	32,357	42,981
Brand activities	30,587	24,213
Stellantis Group companies	20,398	19,184
Other	55,861	60,340
Total	261,380	232,414

Disclosure of trade receivables by currency
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2023	2022
	(€ thousand)
Trade receivables denominated in:
Euro	118,104	95,894
U.S. Dollar	118,233	108,369
Pound Sterling	6,096	8,178
Chinese Yuan	5,099	3,203
Japanese Yen	7,230	6,832
Other currencies	6,618	9,938
Total	261,380	232,414

Disclosure of changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2023	2022
	(€ thousand)
At January 1	25,800	25,984
Additional provisions	2,767	3,844
Utilizations	(1,845)	(1,579)
Releases	(1,280)	(2,522)
Other changes	(24)	73
At December 31	25,418	25,800

Disclosure of receivables from financing activities
Receivables from financing activities are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Client financing	1,451,158	1,390,956
Dealer financing	—	9,041
Total receivables from financing activities	1,451,158	1,399,997

Disclosure of changes in allowance for doubtful accounts from financing activities
Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2023	2022
	(€ thousand)
At January 1	9,950	11,204
Additional provisions	6,423	3,064
Utilizations	(3,509)	(2,587)
Releases	(1,327)	(2,470)
Other changes	(372)	739
At December 31	11,165	9,950

Disclosure of other current assets
Other current assets are detailed as follows:

	At December 31,
	2023	2022
	(€ thousand)
Italian and foreign VAT credits	65,529	79,858
Prepayments	53,846	42,908
Other	10,853	30,417
Total other current assets	130,228	153,183

Disclosure of current receivables and other current assets by due date
The analysis of receivables and other current assets (excluding prepayments) by due date is as follows:

	At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	225,445	—	—	35,935	261,380
Receivables from financing activities (1)	223,841	1,076,552	68,736	82,029	1,451,158
Current tax receivables	11,616	—	—	—	11,616
Other current assets (excluding prepayments)	76,382	—	—	—	76,382
Total	537,284	1,076,552	68,736	117,964	1,800,536

	At December 31, 2022
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	186,757	—	—	45,657	232,414
Receivables from financing activities (1)	208,407	1,060,819	67,992	62,779	1,399,997
Client financing	207,186	1,052,999	67,992	62,779	1,390,956
Dealer financing	1,221	7,821	—	—	9,041
Current tax receivables	16,054	—	—	—	16,054
Other current assets (excluding prepayments)	110,276	—	—	—	110,276
Total	521,494	1,060,819	67,992	108,436	1,758,741
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(1)Excluding interest generated on these receivables.